Item 1. Report to Shareholders


Semi-Annual Report
January 31, 2004





AMBASSADOR
F U N D S

Money Market Fund

Investment products:
       *     Are not deposits of, or guaranteed by, Ambassador
             Capital Management, L.L.C., or any of its affiliates
       *     Are not insured by the FDIC
       * Are subject to investment risks, including the possible loss of the principal amount invested


This material must be
accompanied or preceded
by a prospectus.

Ambassador Funds

Table of Contents
Semi-Annual Report - January 31, 2004






Letter to the Shareholders       1

Money Market Fund                2

Notes to Financial Statements    9

Trustees                         13








An investment in the Ambassador Money Market Fund is not insured or guaranteed by the FDIC or any other government agency. Although the money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Ambassador Funds
Letter to the Shareholders

                                                            February 27, 2004

Dear Shareholder:

With 2003 at a close, evidence is mounting for the economy to have a sustainable recovery. Maintaining its accommodative stance on short-term interest rates, the Federal Reserve kept the benchmark rate at 1% during the second half of the year, the lowest level in 45 years. So far, consumers have led the way, helped by the low rates, tax cuts and federal spending. With a weak employment market, anemic inflation and high levels of productivity, it would be difficult for the Fed to justify raising rates in the near future. If these current conditions hold, the Fed may continue its accommodative stance well into 2004.

Our investment philosophy aims to achieve performance consistency through the combined use of diversified strategies and disciplined analysis. For the quarter ended December 31, 2003, the Ambassador Money Market Fund ranked in the top 5% (20th out of 414 funds) in the Lipper* Money Market Funds Category. For the one and three year periods, the Fund ranked 36th out of 398 funds and 78th out of 352 funds, respectively. We will continue our dedication to providing superior service to our shareholders and wish to thank you for your investment in the Ambassador Money Market Fund.



Sincerely,





/s/ Conrad W. Koski                            /s/ Brian T. Jeffries
Conrad W. Koski                                Brian T. Jeffries
Chairman                                       President

*Lipper is an independent mutual fund research and rating service. Each Lipper average represents a universe of Funds with similar investment objectives. Ranking for the periods are based on Fund total returns with dividends and distributions reinvested and do not reflect sales charges.




<Page 1>



Ambassador Funds
Money Market Fund                         Schedule of Portfolio Investments
(Unaudited)                               January 31, 2004


Commercial Paper - 87.8%*
                                                             Principal
Security Description                                         Amount ($)    Value ($)
Agricultural Operations - 1.7%
Cargill Inc., 1.12%, 07/19/04                                 4,000,000    3,978,969

Asset Backed - 12.6%
Amsterdam Funding Corp. (b), 1.03%, 02/25/04                  3,000,000    2,997,940
Fairway Finance Corp. (b), 1.05%, 02/02/04                    5,000,000    4,999,854
Fairway Finance Corp. (b), 1.03%, 02/03/04                    1,007,000    1,006,942
Fairway Finance Corp. (b), 1.03%, 02/06/04                    1,221,000    1,220,825
Hannover Funding Corp. (b), 1.04%, 02/25/04                   4,500,000    4,496,880
Hannover Funding Corp. (b), 1.10%, 02/27/04                   2,000,000    1,998,411
Hannover Funding Corp. (b), 1.04%, 03/24/04                   5,000,000    4,992,489
Windmill Funding Corp. (b), 1.03%, 02/09/04                   4,900,000    4,898,878
Windmill Funding Corp. (b), 1.05%, 03/03/04                   3,050,000    3,047,242
                                                                          29,659,461

Banking - 11.8%
Clipper Receivables Corp. (b), 1.02%, 03/15/04                2,685,000    2,681,729
Falcon Asset Securitization Corp.(b), 1.02%, 02/10/04         5,000,000    4,998,725
Falcon Asset Securitization Corp.(b), 1.02%, 02/12/04         3,500,000    3,498,909
Falcon Asset Securitization Corp.(b), 1.03%, 03/01/04         2,017,000    2,015,326
Steamboat Funding (b), 1.03%, 02/10/04                        4,349,000    4,347,880
Steamboat Funding (b), 1.03%, 02/19/04                        3,210,000    3,208,347
Superior Funding Corp. (b), 1.14%, 02/11/04                   3,000,000    2,999,050
Three Rivers Funding Corp. (b), 1.02%, 02/17/04               4,000,000    3,998,187
                                                                          27,748,153

Conglomerate - 1.9%
Edison Asset Securitization, LLC(b), 1.10%, 02/11/04	      3,000,000    2,999,084
Edison Asset Securitization, LLC(b), 1.10%, 02/18/04 	      1,528,000    1,527,206
                                                                           4,526,290


Construction Machinery - 4.4%
Dealers Capital Access, 1.13%, 02/06/04             	      4,500,000    4,499,294
Dealers Capital Access, 1.13%, 02/20/04            	      4,511,000    4,508,294
Dealers Capital Access, 1.18%, 04/16/04                       1,000,000      997,542
Dealers Capital Access, 1.08%, 06/16/04                         201,000      200,180
                                                                          10,205,310

<Page 2>


Ambassador Funds
Money Market Fund                                  Schedule of Portfolio Investments
(Unaudited)                                                         January 31, 2004

Commercial Paper - 87.8%* (Continued)

                                                             Principal
Security Description                                         Amount ($)   Value ($)

Consumer Goods - 1.5%
Coca Cola Co. (b), 0.99%, 02/09/04            		      3,640,000    3,639,199

Finance - 21.0%
Atlantis One Funding Corp.(b), 1.13%, 02/11/04		      3,000,000    2,999,059
Atlantis One Funding Corp.(b), 1.11%, 04/14/04 		      2,000,000    1,995,499
Atlantis One Funding Corp.(b), 1.15%, 06/02/04 		      2,000,000    1,992,206
Charta Corp. (b), 1.03%, 03/08/04              		      2,000,000    1,997,940
Charta Corp. (b), 1.03%, 03/18/04             		      4,000,000    3,994,736
Charta Corp. (b), 1.04%, 04/06/04              		      3,000,000    2,994,367
Eminent Funding Corp.(b), 1.11%, 02/05/04      		      3,000,000    2,999,630
Eminent Funding Corp.(b), 1.08%, 02/27/04     		      4,000,000    3,996,880
Eminent Funding Corp.(b), 1.08%, 03/23/04     		      2,000,000    1,996,940
Eminent Funding Corp.(b), 1.06%, 04/16/04      		      1,500,000    1,496,687
General Electric Capital Corp.,1.03%, 03/15/04 		      5,970,000    5,962,655
National Rural Utilities, 1.04%, 02/03/04     		      6,700,000    6,699,613
Old Line Funding Corp. (b), 1.04%, 02/03/04                   4,000,000    3,999,769
Old Line Funding Corp. (b), 1.02%, 02/25/04                   3,137,000    3,134,867
Old Line Funding Corp. (b), 1.02%, 03/01/04                   3,000,000    2,997,535
                                                                          49,258,383

Foreign Banking - 20.8%
Barton Capital Corp. (b), 1.03%, 02/10/04                     1,607,000    1,606,586
Barton Capital Corp. (b), 1.02%, 02/19/04                     1,866,000    1,865,048
Barton Capital Corp. (b), 1.03%, 04/08/04                     5,000,000    4,990,415
Beethoven Funding Corp. (b), 1.14%, 02/02/04                  1,673,000    1,672,947
Beethoven Funding Corp. (b), 1.13%, 02/13/04                  3,000,000    2,998,870
Beethoven Funding Corp. (b), 1.06%, 02/23/04                  3,500,000    3,497,733
Beethoven Funding Corp. (b), 1.05%, 02/24/04                  2,000,000    1,998,658
Greyhawk Funding LLC (b), 1.10%, 02/03/04                     3,000,000    2,999,817
Greyhawk Funding LLC (b), 1.09%, 02/09/04                     2,000,000    1,999,516
Greyhawk Funding LLC (b), 1.03%, 03/02/04                     4,000,000    3,996,567
Sydney Capital Corp. (b), 1.09%, 02/02/04                     4,425,000    4,424,866
Sydney Capital Corp. (b), 1.10%, 02/17/04                     3,000,000    2,998,534
Sydney Capital Corp. (b), 1.03%, 03/15/04                     3,250,000    3,246,002
Three Crowns Funding Corp.(b), 1.03%, 03/16/04                7,411,000    7,401,670
Three Crowns Funding Corp.(b), 1.09%, 04/13/04                3,000,000    2,993,460
                                                                          48,690,689


<Page 3>


Ambassador Funds
Money Market Fund                                 Schedule of Portfolio Investments
(Unaudited)  January 31, 2004
Commercial Paper - 87.8%* (Continued)
                                                             Principal
Security Description                                         Amount ($)    Value ($)
Insurance - 8.6%
Co-Operative Association Of Tractor Dealers, 1.15%, 02/18/04  2,000,000    1,998,914
Co-Operative Association Of Tractor Dealers, 1.15%, 03/09/04  1,000,000      998,818
Co-Operative Association Of Tractor Dealers, 1.10%, 04/27/04  1,200,000    1,196,847
Co-Operative Association Of Tractor Dealers, 1.15%, 06/25/04  4,382,000    4,361,703
Co-Operative Association Of Tractor Dealers, 1.17%, 07/02/04  3,000,000    2,985,180
Triple A One Funding Corp.(b), 1.02%, 02/12/04                4,087,000    4,085,726
Triple A One Funding Corp.(b), 1.03%, 02/13/04                4,459,000    4,457,469
                                                                          20,084,657

Retail - 3.5%
7-Eleven, Inc., 1.02%, 02/10/04                               5,000,000    4,998,725
7-Eleven, Inc., 1.02%, 03/16/04                               3,106,000    3,102,128
                                                                           8,100,853

TOTAL COMMERCIAL PAPER                                                   205,891,964


Municipal Variable Rate Demand Notes - 8.9%**
Genesee County, GO, 1.15%, 03/01/06                             935,000      935,000
Ingham County, GO, 1.15%, 03/01/05                            2,200,000    2,200,000
Kent County, GO, 1.18%, 03/01/06                              2,400,000    2,400,000
Kent County, GO, 1.13%, 03/01/04                              5,417,000    5,417,000
Kent County, GO, 1.13%, 03/01/05                              7,000,000    7,000,000
Oakland County, GO, -1.45%, 05/01/04                          3,000,000    3,000,361

TOTAL MUNICIPAL VARIABLE RATE DEMAND NOTES                                20,952,361


<Page 4>


Ambassador Funds
Money Market Fund                                 Schedule of Portfolio Investments
(Unaudited)  January 31, 2004
U.S. Government Agency Obligations  - 1.1%

                                                             Principal
                                                             Amount ($)    Value ($)
Federal Home Loan Bank - 0.3%
3.375%, 11/15/04                                                720,000      731,103

Federal Home Loan Mortgage Corp. - 0.6%
3.75%, 04/15/04                                               1,320,000    1,326,729

Federal Farm Credit Bank - 0.2%
6.14%, 11/22/04                                                 421,000      436,606

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                   2,494,438


Certificates of Deposit - 2.2%

Flagstar Bank, 1.22%, 02/02/04                                5,083,109    5,083,109
TOTAL CERTIFICATES OF DEPOSIT                                              5,083,109


TOTAL INVESTMENTS (COST $234,250,906) (a) -100%                          234,421,872

<Page 5>


Ambassador Funds    Schedule of Portfolio Investments
Money Market Fund   January 31, 2004


(a) Cost and value for federal income tax and financial reporting purposes is the same.
(b) Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities have been deemed liquid by the investment manager based on procedures approved by the Board of Trustees.
*      Rate presented indicates the effective yield at time of purchase.
** Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short term interest rates. The rate presented in this report represents the rate that was in effect on January 31, 2004. Each of these securities contains put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.
GO -   General Obligation




See Notes to Financial Statements


<Page 6>


Ambassador Funds
Money Market Fund
(Unaudited)

Statement of Assets and Liabilities

January 31, 2004

Assets:
Investments, at value
  (cost $234,421,872)         	 	  $234,421,872
Cash                           	                   492
Interest receivable            	                64,514
Prepaid expenses               	                 9,315
       Total Assets            	  	   234,496,193

Liabilities:
Dividends payable                  	       148,069
Accrued expenses and other liabilities:
       Advisory                                 40,370
       Other                                    47,727
       Total Liabilities                       236,166

Net Assets                                $234,260,027

Composition of Net Assets:
Capital                                    234,260,518
Accumulated net realized losses from
  investment transactions                         (491)
Net Assets                                $234,260,027

Institutional Shares:
Net Assets                                $234,260,027
Shares Outstanding                         234,260,518
Net Asset Value, Offering Price, and
  Redemption Price per share                     $1.00



Statement of Operations

For the six months ended January 31, 2004

Investment Income:
Interest                                    $1,593,356

Expenses:
Advisory                                       290,744
Administration                                  59,467
Accounting                                      19,476
Custody                                         25,132
Transfer Agent                                  32,842
Trustee                                         17,325
Other                                           44,409
       Total Expenses                          489,395

Net Investment Income                        1,103,961


Net Realized Losses from Investments:
Net realized losses from investment
  transactions                                   1,069
Change in net assets from operations        $1,105,030


<Page 7>



Ambassador Funds
Money Market Fund

Statement of Changes in Net Assets

                                                   Six Months Ended
                                                   January 31, 2004       Year Ended
                                                        (unaudited)       July 31, 2003
Investment Activities:
Operations:

Net investment income                                    $1,103,961          $3,546,203
Net realized gain (loss) from investment-transactions         1,069                (284)
Change in net assets from operations                      1,105,030           3,545,919

Dividends:
Net investment income
  Institutional Shares                                   (1,103,961)         (3,531,724)
Change in net assets from shareholder dividends          (1,103,961)         (3,531,724)

Capital Share Transactions:
Change in net assets from capital transactions         (148,265,345)         31,977,473
Change in net assets from investment activities        (148,264,276)         31,991,668

Net Assets:
Beginning of year                                       382,524,303         350,532,635
End of year                                            $234,260,027        $382,524,303

Share Transactions:*
Institutional Shares:
Issued                                                   90,282,682         660,642,650
Reinvested                                                1,195,756           3,702,320
Redeemed                                               (239,743,783)       (632,367,487)
Change in Institutional shares                         (148,265,345)         31,977,483

Investor Shares:**
Issued                                                           -                    -
Redeemed                                                         -                  (10)
Change in Investor shares                                        -                  (10)
Change in shares                                       (148,265,345)         31,977,473

* All capital share transactions have been processed at a net asset value of $1.00 per share.
** Investor Share Transaction represent seed money only.


<Page 8>




Ambassador Funds
Money Market Fund

Financial Highlights

Selected data for a share outstanding throughout the periods indicated.


                                 Six Months
                                 Ended
                                 January 31, 2004    ---------For the years ended-------------
                                 (Unaudited)       July 31, 2003  July 31, 2002    July 31, 2001*

Institutional Shares
Net Asset Value,
 Beginning of Period                 $1.000          $1.000          $1.000              $1.000

Investment Activities:
Net investment income                 0.004           0.010           0.018               0.052
Net realized losses
  on investments                      0.000(a)        0.000(a)        0.000(a)            0.000(a)

Total from investment activities      0.004           0.010           0.018               0.052

Dividends:
Net investment income                (0.004)         (0.010)         (0.018)             (0.052)
Total dividends                      (0.004)         (0.010)         (0.018)             (0.052)

Net Asset Value,
End of Period                        $1.000          $1.000          $1.000              $1.000

Total Return                           0.39%           1.03%           1.84%               5.18%

Ratios/Supplementary
Data:
Net assets at end of
 period (000's)                    $234,260        $382,524        $350,533             $69,663

Ratio of expenses to average
  net assets                           0.34%           0.41%           0.44%               0.62%

Ratio of net investment
 income to average net assets          0.76%           1.00%           1.58%               4.95%

*   The Fund commenced operations on August 1, 2000.
(a) Amount less than $0.005 per share.



<Page 9>



Ambassador Funds
                          Notes to Financial Statements
                               January 31, 2004

1.Organization:
       The Ambassador Funds (the "Trust") was organized as a Delaware business trust on March 22, 2000. The Trust is an open-end, diversified, management investment company registered under the Investment Company Act of 1940 (the "Act"). The Trust is authorized to issue an unlimited number of shares without par value. The Trust currently offers shares of the Ambassador Money Market Fund (the "Fund"). The Fund is authorized to issue two classes of shares, Institutional Shares and Investor Shares. As of January 31, 2004, Investor Shares have not commenced operations. Capital share transactions related to the Investor Shares represents seed money only.



2.Significant Accounting Policies:
       The following is a summary of the significant accounting policies followed by the Fund in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States ("GAAP").The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation:
       Securities in the Fund are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and initial cost. In addition, the Fund may not (a) purchase any instrument with a remaining maturity greater than thirteen months unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted average maturity which exceeds 90 days.

Repurchase Agreements:
       The Fund may acquire repurchase agreements with financial institutions, such as banks and broker dealers. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the collateral held pursuant to the agreement, with a market value equal to or greater than the repurchase price (including accrued interest). At the time the Fund enters into a repurchase agreement, the seller must provide collateral of at least 102% of the value of the securities sold and is required to maintain collateral of at least 100% of such value. Collateral subject to repurchase agreements is held by the Funds' custodian, or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

Security Transactions and Investment Income:
       Security transactions are recorded on the date the security is purchased or sold. Net realized gains and losses are calculated on the identified cost basis. Dividend income is recorded on ex-dividend date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts.

<Page 10>



Ambassador Funds
                    Notes to Financial Statements
                           January 31, 2004

Dividends to Shareholders:
       The Fund declares dividends from net investment income daily, and distributes these dividends monthly. Net realized capital gains for the Fund, if any, are distributed at least annually.

       The amount of dividends from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclassification of market discounts, gains/losses, paydowns, and distributions), such amounts arereclassified to capital. Temporary differences do not require reclassification.

Federal Income Taxes:
       The Fund is a separate taxable entity for federal tax purposes. The Fund has qualified and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code,as amended and to distribute substantially all of its taxable net investment income and net realized gains, if any, to its shareholders. Accordingly, no provision for federal income or excise tax is required.

3.Related Party Transactions:

Investment Adviser:
       Ambassador Capital Management, L.L.C., (the "Adviser") serves as the investment adviser to the Fund. Under the terms of the advisory agreement between the Trust and the Adviser, the Adviser receives a fee,computed daily and paid monthly, based on the average daily net assets, at an annual rate of 0.20%.

Administrator and Fund Accountant
       Effective August 1, 2003, the Fund entered into a new Administration Agreement and Fund Accounting Agreement with Fund Services Group, LLC ("Fund Services"). Fund Services is 45.5% owned by Monetta Financial Services, Inc. and 45.5% owned by Ambassador Capital Management, LLC, the Adviser to the Fund. The remaining 9% is owned by employees of Fund Services Group, LLC. Pursuant to the two-year term Administration Agreement, the Fund will pay to Fund Services compensation at the followingannual rate: 4 basis points (0.04%) on the first $500 million in net assets; 3 basis points (0.03%) on thenext $500 million of net assets; and 2 basis points (0.02%) on net assets in excess of $1 billion. Such compensation is calculated and accrued daily, and paid to Fund Services monthly. A minimum annual fee of $30,000 applies. Pursuant to the two-year term Fund Accounting Agreement, the Fund will pay to Fund Services compensation at the following annual rate: $30,000 on the first $200 million in net assets; 1 basis point (0.01%) on the next $300 million in net assets; 1/2 basis point (0.005%) on the net assets in excess of $500 million. Such compensation is calculated and accrued daily, and paid to Fund Services monthly. Inaddition to the fees set forth above, the Fund shall also reimburse Fund Services for its reasonable out-of-pocket expenses.

Prior to August 1, 2003 BISYS and BISYS Fund Services Ohio, Inc. ("BISYS Ohio") provided administration, transfer agency and fund accounting services. The agreements with BISYS were terminated effective on August 1, 2003.


<Page 11>


Ambassador Funds
                    Notes to Financial Statements
                           January 31, 2004

Transfer Agent:
       Effective August 1, 2003, the Fund entered into a Transfer Agent Servicing Agreement with U.S. Bancorp Fund Services, LLC ("USBFS"). Pursuant to the agreement, the Fund pays USBFS shareholder account fees, activity charges, service charges and various out-of-pocket expenses. The Fund will pay USBFS at the annual rate of 1 basis point (0.01%) on the net assets.
A minimum fee of $28,000 applies for the first load or daily accrual fund and $15,000 for all additional funds.

Custodian:
       Effective August 1, 2003, the Fund entered a Custody Agreement whereby U.S. Bank National Association (the "Custodian"), was appointed Custodian of the Fund. Pursuant to the Custody Agreement, the Custodian will earn portfolio transaction fees, in addition to an annual fee based on the following terms: 3 basis points on the first $20 million in market value per fund; 2 basis points on the next $20 million of market value per fund; and 1 basis point on the balance. A minimum annual fee of $4,800 per fund will apply.

Distributor:
       Effective August 1, 2003, The Fund became self-distributed. Prior to August 1, 2003 the distributor for the Fund was BISYS.

4.  Federal Tax Information:

    The tax character of distributions paid by the Fund during the fiscal year ended July 31, 2003 were as follows:

    Distributions paid from

    Net Investment  Net Long Term   Total Taxable  Tax Return  Total
    Income          Capital Gains   Distributions  of Capital  Dividends
                                                               Paid*
    $3,702,319          __          $3,702,319      __         $3,702,319

    As of July 31, 2003 the components of accumulated earnings
    (deficit) on a tax basis for the Fund were as  follows:

    Undistributed   Undistributed   Accumulated  Distributions   Accumulated        Total
    Net Investment  Long-Term       Earnings     Payable         Capital and        Accumulated
    Income          Capital Gains                                Other Losses**     Deficit
    $241,268             __         $241,268     ($241,268)      ($1,561)           ($1,561)

    *Total distributions paid differ from the amount reported in the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.

    **As of July 31, 2003, the Fund had $1,148 in net capital loss carryforwards, which are available to offset future realized gains. The losses expire in 2011.

    Net capital losses incurred after October 31, 2002 and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended July 31, 2003, the Fund deferred to August 1, 2003 post October currency losses of $413.


<Page 12>


Ambassador Funds
Money Market Fund

Trustee Information (Unaudited):

       The following table contains information regarding Ambassador Funds Trustees. Asterisks indicate those Trustees who are interested persons, as defined in the Investment Company Act of 1940, as amended, of the funds. The Funds Statement of Additional Information includes additional information about the Trustees and is available by calling (800) 992-0444.

                                                Term of                                                   Number
                                                Office                                                    of Portfolios  Other
                                                and Length                                                in the Fund's  Director-
                                  Position(s)   of Time                                                   Complex        ships
Name, Address                     Held with     Served with  Principal Occupation(s)                      Overseen       Held by
and Age                           the Funds     the Funds    During Past 5 Years                          by Trustee     Trustee

Nicholas J. DeGrazia              Trustee       3 years      Principal of Modesitt, Associates, Inc.      1              None
PO Box 38                                                    (management consulting firm) since 1997;
North Street, MI  48049                                      Consultant of Lionel, L.L.C. from 1995-1996;
60 years                                                     President and Chief Operating Officer of
                                                             Lionel Trains, Inc. from 1990-1995.


Ronald E. Hall                    Trustee       3 years      President, Chief Executive Officer and       1              United
Bridgewater Interiors, LLC                                   Chairman of the Board of Bridgewater                        American
4617 West Fort St.                                           Interiors, LLC, and automotive supplier                     Healthcare
Detroit, MI 48209                                            joint venture with Johnson Controls, Inc,                   Corporation
60 years                                                     since 1998; President and Chief                             Since 2001.
                                                             Executive Officer of the Michigan
                                                             Minority Business Development
                                                             Council from 1992-1998.


Brian T. Jeffries*                Trustee       3 years      Founder and President of Ambassador          1              None
Ambassador Capital Mgmnt, L.L.C.  President                  Capital Management, L.L.C. since 1998;
211 West Fort St., Suite 720                                 Shareholder and Portfolio Manager of
Detroit, MI 48226                                            Munder Capital Management
39 years                                                     from 1994-1998.


Conrad W. Koski                   Trustee       3 years      Retired 1997; President and Chief Executive  1              None
Ambassador Capital Mgmnt, L.L.C.  Chairman                   Officer of First of Michigan Corporation
211 West Fort St., Suite 720                                 from 1996-1997 and Executive Vice
Detroit, MI 48226                                            President and Chief Financial Officer
58 years                                                     from 1982-1996. Officer and Trustee of
                                                             Cranbrook Funds from 1984-1997.


Gregory A. Prost*                 Trustee       3 years      Chief Investment Officer of Ambassador       1              None
Ambassador Capital Mgmnt, L.L.C.  Vice                       Capital Management, L.L.C. since 2000;
211 West Fort St., Suite 720      President                  Shareholder and Senior Portfolio Manager
Detroit, MI 48226                                            of Munder Capital Management, Inc.
37 years                                                     from 1995-2000.


<Page 13>

Semi-Annual Report
January 31, 2004

Investment Adviser
Ambassador Capital Management L.L.C.
211 West Fort Street, Suite720
Detroit, MI 48226


Counsel
Dykema Gossett PLC
400 Renaissance Center
Detroit, MI 48243


For Additional Information Call:
1-800-992-0444





AMBASSADOR
F U N D S










03/04

Item 2.  CODE OF ETHICS.

The registrant has adopted a Code of Ethics applicable to its principal executive officer, principal financial officer and principal accounting officer. The registrant undertakes to furnish a copy of such Code of Ethics to any person upon request, without charge, by calling 1-800-684-3416.

Item 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The board of trustees of the registrant has determined that the registrant does not currently have a member serving on its audit committee that meets the definition of an "audit committee financial expert" as defined in the instructions to this form N-CSR.

Although each member of the registrant's audit committee has one or more of the attributes required in order for such person to be determined to be an audit committee financial expert, no member has all of such required attributes. The trustees reviewed the attributes, education, and experience of each member of the registrant's audit committee, the nature of the accounting principles applicable to the registrant, and the registrant's underlying internal controls and reporting mechanisms and determined that the members of the registrant's audit committee, as a group, have the experience and education necessary to perform the audit committee's responsibilities, including with respect to the evaluation of the financial statements of the registrant. In addition, the trustees determined that the audit committee has the resources and authority necessary to discharge its responsibilities, including the authority to retain at any time independent counsel and other advisers and experts. The trustees also determined that each member of the registrant's audit committee is "independent" as defined in the instructions to this form N-CSR.


Item 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for semi-annual reports.

Item 5.  AUDIT COMMITTEE OF LISTED REGISTRANT.

Not applicable to open-end investment companies.

Item 6.  [RESERVED]

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

Item 8.  [RESERVED]

Item 9.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)), within 90 days prior to the filing of this report, the registrant's principal executive officer and principal financial officer determined that the registrant's disclosure controls and procedures are appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

Item 10.  EXHIBITS.

(a)   Code of Ethics--not applicable (see Item 2).

(b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(c) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.



                                 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMBASSADOR FUNDS

By:  /S/ BRIAN T. JEFFRIES
        Brian T. Jeffries, President

Date:  April 8, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /S/ BRIAN T. JEFFRIES
        Brian T. Jeffries, President

By:  /S/ Maria C. De Nicolo
        Maria C. De Nicolo, Treasurer

Date:  April 8, 2004

Exhibit 99.CERT

                                 CERTIFICATION


Certification Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

I, Brian T. Jeffries, certify that:

1.    I have reviewed this report on Form N-CSR of Ambassador Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     a) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including any consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     c) evaluated the effectiveness of the registrant's disclosure controls and procedures, and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

     d) disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     a) all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize, and report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and

     b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls.



Date:  April 8, 2004        /S/ BRIAN T. JEFFRIES
                              Brian T. Jeffries, President